Note 8 - Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entities Disclosure [Abstract]
Variable Interest Entities Disclosure [Text Block]
(8)           Variable Interest Entities

Historically, PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, the Group had conducted its business in China through contractual arrangements.

In recent years, some rules and regulations governing the insurance intermediary sector in China have begun to encourage foreign investment. The Group has commenced a restructuring which has resulted in obtaining controlling equity ownership in a majority of its affiliated insurance intermediary companies. However, there remains uncertainty regarding the interpretation and implementation of the relevant regulations and the timing of the restructuring process. In addition, restrictions by PRC laws and regulations on foreign investments in and ownership of internet businesses still exists and the Group is still in the process to complete its restructuring plan. Therefore, the Group still conducts part of its operations in China through contractual arrangements among its PRC subsidiaries and consolidated affiliated entities, Sichuan Yihe Investment Co., Ltd. ("Yihe Investment") and Shenzhen Xinbao Investment Management Co., Ltd. ("Xinbao Investment") and Shenzhen Dianliang Information Technology Co., Ltd ("Dianliang Information")  (collectively referred as the "Three PRC Affiliated Entities") and the equity holders of the Three PRC Affiliated Entities who are PRC nationals. To provide the Company effective control over the Three PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Three PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst CNinsure Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. ("Xinlian Information"), CNinsure Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. ("Zhonglian Enterprise"), Litian Zhuoyue Software (Beijing) Co., Ltd ("Litian") and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. ("Ying Si Kang Information"), which are PRC subsidiaries of the Company, and the Three PRC Affiliated Entities and their direct equity holders, refer to as the "VIE arrangements".

Agreements that provide the Group effective control over the Three PRC Affiliated Entities

Loan Agreements

Each of the equity holders of Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Yihe Investment. The term of the loan agreement is ten years and may be extended upon written agreement of the parties, but it is not extended automatically. In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreements contain a number of covenants that restrict the actions the individual shareholder can take or cause Yihe Investment to take specific actions.

Each of the individual shareholders of Xinbao Investment entered into a loan agreement with the Group’s subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment.  Since Ying Si Kang is transferred to Litian during the year, each of the individual shareholders of Xinbao Investment has been released from the agreement with Ying Si Kang and entered into a new loan agreement with another Group’s subsidiary Bao Si Kang Information Technology (Shenzhen) Co., Ltd. ("Bao Si Kang Information"). The terms of the loan agreement are substantially similar to those in the loan agreements of Yihe Investment described above.

The individual shareholder of Dianliang Information entered into a loan agreement with the Group’s subsidiary Xinlian Information. The terms of the loan agreement are substantially similar to those in the loan agreements of Yihe Investment described above.

Equity Pledge Agreements

Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; and (2) Xinbao Investment, Ying Si Kang Information, and from the later year of 2014 Bao Si Kang Information and the equity holders of Xinbao Investment; and (3) Dianliang Information, Xinlian Information and the equity holder of Dianliang Information, the equity holders of the Three PRC Affiliated Entities have pledged their equity interests in the Three PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information (later year of 2014 to Bao Si Kang Information) to secure their obligations under the loan agreements between (1) Yihe Investment and  Xinlian Information; and (2) Xinbao Investment and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information); (3) Dianliang Information and Xinlian Information. During the term of the equity pledge agreements, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) are entitled to all the dividends declared on the pledged equity interests. The equity pledge agreements will expire when the individual shareholder fully performed his obligations under the loan agreements.

Irrevocable Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Three PRC Affiliated Entities each executed an irrevocable power of attorney, appointing a person designated by Xinlian Information or Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information)  as their attorney-in-fact to vote on their behalf on all matters of the Three PRC Affiliated Entities requiring equity holder approval. If Xinlian Information or Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) designates the individual shareholders of the Three PRC Affiliated Entities to attend a shareholder’s meeting of the Three PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information (later year of 2014 replaced with Bao Si Kang Information).

The Articles of Association of the Three PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the power of attorney arrangement, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) have the ability to exercise effective control over the Three PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Three PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information).

Agreements that provide the Group the option to purchase the equity interests in the Three PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information (later year of 2014 replaced with Bao Si Kang Information) may purchase the entire equity interests in, or all the assets of the Three PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contributions to the Three PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise, and Litian

IT platform related service, consulting service and technology service agreements

Pursuant to IT platform service, technology service and consulting service agreements entered into between the Group’s PRC subsidiaries Litian, Xilian Information, Zhonglian Enterprise (collectively referred as the "Three Service Providers") and Ying Si Kang Information  and most of the subsidiaries of the Three PRC Affiliated Entities, the Three Service Providers and Ying Si Kang Information agreed to grant rights to use the "CNinsure" brand and provide consulting and training services related to finance, taxation, IT platform and internal control compliance and services to ensure the normal operation of the mobile sales support system to most of subsidiaries of the Three PRC Affiliated Entities in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary. Each of these agreements has an initial term of one year from the signing date. The consulting service and IT platform service agreements  will be automatically renewed for one-year term unless the three Service Providers decides not to renew the agreement. Each agreement may be terminated by the insurance intermediary companies only upon gross negligence, fraud, other illegal conduct or bankruptcy, or by the Three Service Providers with 30 days’ notice. The consulting service and IT platform service agreements have not been renewed since 2013.

These contractual arrangements allow the Group to effectively control the Three PRC Affiliated Entities and their subsidiaries, and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Three PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Three PRC Affiliated Entities, the Group has consolidated the financial results of the Three PRC Affiliated Entities and their subsidiaries.

In addition to the above agreements, which allow the Group to exercise effective control, have an exclusive option to purchase all or part of the equity interests and receive a substantial portion of the economic benefits from the Three PRC Affiliated Entities and their subsidiaries, before January 2015, the Group had also entered into similar contractual arrangements with the non-controlling interest shareholders of Guangdong Meidiya Investment Co., Ltd. ("Meidiya Investments"). As a result of these contractual arrangements, the Company has the right to exercise control over, purchase and receive the economic benefits from all of the equity interests in Meidiya Investments that it did not directly hold. In January 2015, the individual minority shareholders of Meidiya Investment transferred their respective equity interests in Meidiya Investment to CNinsure Insurance Sales Service Group Company Limited, a wholly-owned subsidiary of the Group. In addition, the contractual arrangements among Meidiya Investment, and their respective shareholders and subsidiaries were terminated.

Risks in relation to VIE Arrangement

The Company believes that the contractual arrangements with PRC Affiliated Entities and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoking the business and operating licenses of the Group's PRC subsidiaries and VIEs;

•	restricting or prohibiting any related-party transactions among the Group's PRC subsidiaries and VIEs;

•	imposing fines or other requirements with which the Group may not be able to comply;

•	requiring the Group to restructure the relevant ownership structure or operations; or

•	restricting or prohibiting the Group from providing additional funding for its business and operations in China.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and their subsidiaries in its financial statements as it may lose the ability to exert effective control over the VIEs and their subsidiaries and its shareholders, and it may lose the ability to receive economic benefits from the VIEs and their subsidiaries.

   The interests of the shareholders of the PRC Affiliated Entities may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the PRC Affiliated Entities not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the PRC Affiliated Entities will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of PRC Affiliated Entities may encounter in their capacity as beneficial owners and directors of PRC Affiliated Entities, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of PRC Affiliated Entities will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of PRC Affiliated Entities should they act to the detriment of the Company. The Company relies on certain current shareholders of PRC Affiliated Entities, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of PRC Affiliated Entities, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs are principally engaged in the provision of agency and e-business in the PRC.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.  Please refer to Note 20 for disclosure of restricted net assets.

The financial information of the Company’s VIEs and VIEs' subsidiaries as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014, before adjustments for intercompany eliminations, is as follows:

	As of December 31,
	2013	2014
	RMB	RMB
Total assets	114,232	63,090
Total liabilities	110,133	38,716

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net Revenues	374,529	125,961	72,645
Net loss	(4,755)	(3,767)	(9,636)
Net cash used in operating activities	(34,601)	(13,500)	(49,782)
Net cash generated from investing activities	81,593	12,041	14,709
Net cash (used in) generated from financing activities	(38,305)	—	33,370

In order to simplify the Group’s corporate structure to enable more effective control over the PRC affiliated subsidiaries, the Group commenced a corporate restructuring onshore and offshore in October 2011.

In August 2011, CISG Holdings Ltd. ("CISG Holdings"), a wholly-owned subsidiary of the Company, acquired Minkfair Insurance Management Limited ("Minkfair"), a Hong Kong incorporated company whose principal business is insurance distribution in Hong Kong, for a total consideration of HK$1,200. Subsequently, CNinsure Holdings Ltd. ("CNinsure Holdings"), a wholly-owned subsidiary of CISG Holdings, issued 1,000 of its shares with par value of US$0.001 to Minkfair.  At the same time, CNinsure Holdings repurchased from CISG Holdings one issued and fully paid ordinary share of par value US$0.001 of CISG Holdings for a total consideration of US$0.001. As a result of these transactions, Minkfair directly owns 100% of the equity interests in CNinsure Holdings.

In February 2012, CNinsure Group Company, subscribed for a share capital of RMB52,500 in Meidiya. As a result, CNinsure Group Company’s shareholdings in Meidiya increased from 20% to 90%, and the equity holders' shareholdings in Meidiya decreased to 10%. Subsequently in 2015, the Group has purchased the remaining equity share of the two nominee equity shareholders of Meidiya Investment.

In October 2012, the Group obtained license approval from the CIRC to establish CNinsure Group Company as an insurance sales service group company.

Ying Si Kang Information withdrew all its capital contribution at cost of RMB2,000 in Xinbao Investment in December 2012. After the transaction, the two nominee equity shareholders collectively hold 100% equity interests in Xinbao Investment.

On various dates since May 2012, Meidiya and Yihe Investment transferred their equity interests in five of the Group’s affiliated subsidiaries, including CNinsure Lianxing Insurance Sales Co., Ltd. ("CNinsure Lianxing") and CNinsure Times Insurance Sales & Service Co., Ltd., (or CNinsure Times, formerly known as Guangzhou Fanhua Insurance Agency Co., Ltd.) to CNinsure Group Company, Meidiya and Yihe have also transferred their equity interests in 19 of our affiliated entities to CNinsure Lianxing and CNinsure Times.

On July 1, 2013, Xinbao Investment transferred its equity interests in six of the Group’s affiliated subsidiaries to CNinsure Times.

As a result of these equity transfers, the Group through contractual arrangements with Yihe Investment, Dianliang Information and Xinbao Investment, it controls the remaining seven VIEs as of December 31, 2013 and 2014.